CONVERTIBLE NON-CONTROLLING INTERESTS - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2020 $ / shares
CONVERTIBLE NON-CONTROLLING INTERESTS
Temporary Equity, Shares Issued, New Issues | shares	150,000,000	150,000,000
Temporary Equity, Issue Price Per Share	$ 0.20
Proceeds From Issuance Of Temporary Equity, Net			$ 29,700	¥ 191,865
Payments Of Offering Expenses Relating To Temporary Equity			$ 300	¥ 1,938
Proceeds From Issuance Of Temporary Equity, Gross	$ 30,000	¥ 193,803
Preferred Stock, Convertible, Conversion Price					$ 0.20